Acquisition of FRT (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
October 31, 2023
U.S. Dollars (in thousands)
Cash and cash equivalents	2,053
Working capital (excluding cash and cash equivalents)	15,288
Fixed assets, net	1,615
Intangible assets	16,900
Goodwill	74,345
Deferred taxes liabilities, net	(7,157)
103,044

Cash consideration	102,539
Capitalized share-based compensation	505
103,044

Schedule of intangible assets as of closing date of acquisition
	October 31,
	2023 U.S. Dollars	Weighted average
	(in thousands)	useful life (in years)
Technology	12,200	5
Trade name	2,700	10
Customer relationship	2,000	2

	16,900	5.4

Schedule of Pro-forma Financial Information
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Revenue	334,030	349,879
Net income	69,483	81,143